UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

[INSERT REPORT HERE]

Dreyfus
Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2008

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Fund Performance

8	Understanding Your Fund’s Expenses

8	Comparing Your Fund’s Expenses With Those of Other Funds

9	Statement of Investments

25	Statement of Financial Futures

26	Statement of Assets and Liabilities

27	Statement of Operations

28	Statement of Changes in Net Assets

30	Financial Highlights

32	Notes to Financial Statements

41	Report of Independent Registered Public Accounting Firm

42	Important Tax Information

43	Board Members Information

46	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Stock Index Fund, Inc.

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Stock Index Fund, Inc., covering the 12-month period from January 1, 2008, through December 31, 2008.

2008 was the most difficult year in decades for the economy and stock market.A credit crunch that originated in 2007 in the U.S. sub-prime mortgage market exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations.In previous recessions,however,the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, Dreyfus Stock Index Fund’s Initial shares produced a total return of –37.14%, and its Service shares produced a total return of –37.32% .1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –36.99% for the same period.2,3

Large-cap stocks produced disappointing results in a challenging market environment due to an intensifying housing contraction, mounting job losses, a global financial crisis and volatile food and energy prices. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

Equities Spiraled Downward in 2008

A credit crisis that dominated the first half of 2008 developed into a full-blown global financial crisis over the summer, resulting in the failure of several major financial institutions. As lenders grew more cautious, companies across virtually all industry groups scrambled to obtain funding from a rapidly shrinking supply of available credit. In addition, a barrage of negative economic news weighed heavy on the equity markets, includ-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ing slumping housing markets, rising unemployment and softer consumer and business spending.As the slowdown intensified and spread to overseas markets, previously high-flying commodity prices retreated sharply from previous record highs. These factors caused investors to become more averse to risks, sparking broad-based declines in the stock market.

The Federal Reserve Board (the “Fed”) responded aggressively to the economic downturn and financial crisis by reducing short-term interest rates and participating in the rescue of investment bank Bear Stearns in March 2008. A short-lived market rebound ensued, but the rally was derailed over the summer by the need for subsequent rescues of insurer American International Group and mortgage agencies Freddie Mac and Fannie Mae. Soon thereafter, investment bank Lehman Brothers filed for bankruptcy, Merrill Lynch and Wachovia were acquired by competitors,Washington Mutual was seized by regulators and Goldman Sachs and Morgan Stanley re-registered as bank holding companies to enable them to tap government funds.

By the fall, the global banking system was on the verge of collapse, requiring massive injections of liquidity from central banks and corporate bailouts from governments. During the final months of the year, the Fed reduced short-term interest rates to unprecedented low levels. These actions helped stabilize the credit markets and produced a mild stock market rally, but the year still ended with losses unmatched since the 1930s.

Financials, Technology and Energy Stocks Post Sizeable Losses

Declines in the S&P 500 Index during 2008 were more severe among financial, information technology and energy stocks. A number of diversified financial conglomerates, banks and insurance companies faltered under the weight of massive sub-prime related losses, while major money center banks encountered problems in their credit card businesses. Technology stocks retracted amid reduced spending by consumers and corporations throughout the world. Hardware, software and semiconductor stocks fell as demand softened, while Internet companies were hurt by lower advertising revenues.

Energy stocks gave back many of their previous gains when crude oil prices dropped sharply. Geopolitical problems in Russia, a modest shift to coal in China and a general collapse in global demand drove stock prices lower for drillers, oil services firms and equipment services companies.

Not surprisingly, the traditionally defensive consumer staples and health care sectors, which produce products and services that remain in demand regardless of economic conditions, posted relatively mild declines in 2008.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

January 15, 2009

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/08
	1 Year	5 Years	10 Years

Initial shares	(37.14)%	(2.41)%	(1.64)%
Service shares	(37.32)%	(2.66)%	(1.85)%

The data for Service shares includes the results of Initial shares for the period prior to December 31, 2000
(inception date of Service shares). Actual Service shares’ average annual total return and hypothetical growth results would have been lower. See notes below.
† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc.
on 12/31/98 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the
“Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for Service shares reflect the performance of the fund’s Initial shares from their inception date through December 30, 2000, and the performance of the fund’s Service shares from December 31, 2000 (inception date of Service shares) to December 31, 2008 (blended performance figures).The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. In addition, the blended performance figures have not been adjusted to reflect the higher operating expenses of the Service shares. If these expenses had been reflected, the blended performance figures would have been lower. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance, and includes the reinvestment of dividends daily. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008

	Initial Shares	Service Shares

Expenses paid per $1,000†	$ 1.25	$ 2.28
Ending value (after expenses)	$714.40	$713.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

	Initial Shares	Service Shares

Expenses paid per $1,000†	$ 1.48	$ 2.69
Ending value (after expenses)	$1,023.68	$1,022.47

† Expenses are equal to the fund’s annualized expense ratio of .29% for Initial shares and .53% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS December 31, 2008

Common Stocks—97.6%	Shares	Value ($)

Consumer Discretionary—8.2%
Abercrombie & Fitch, Cl. A	17,150 [a]	395,650
Amazon.com	62,850 [a,b]	3,222,948
Apollo Group, Cl. A	20,900 [a,b]	1,601,358
AutoNation	21,200 [a,b]	209,456
AutoZone	7,570 [a,b]	1,055,788
Bed Bath & Beyond	51,200 [b]	1,301,504
Best Buy	66,375 [a]	1,865,801
Big Lots	16,100 [a,b]	233,289
Black & Decker	11,750 [a]	491,267
Carnival	85,924 [a]	2,089,672
CBS, Cl. B	133,693	1,094,946
Centex	24,250 [a]	258,020
Coach	64,626 [b]	1,342,282
Comcast, Cl. A	568,218	9,591,520
D.R. Horton	54,150	382,840
Darden Restaurants	27,600	777,768
DIRECTV Group	107,859 [a,b]	2,471,050
Eastman Kodak	56,700 [a]	373,086
Expedia	41,150 [a,b]	339,076
Family Dollar Stores	27,450 [a]	715,621
Ford Motor	470,205 [a,b]	1,076,769
Fortune Brands	29,450	1,215,696
GameStop, Cl. A	32,150 [a,b]	696,369
Gannett	44,888 [a]	359,104
Gap	92,301	1,235,910
General Motors	119,700 [a]	383,040
Genuine Parts	31,800	1,203,948
Goodyear Tire & Rubber	47,400 [a,b]	282,978
H & R Block	66,715	1,515,765
Harley-Davidson	46,250 [a]	784,862
Harman International Industries	11,550 [a]	193,231
Hasbro	24,650	719,040
Home Depot	333,894	7,686,240
International Game Technology	60,850	723,507
Interpublic Group of Cos.	93,643 [a,b]	370,826

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
J.C. Penney	43,650	859,905
Johnson Controls	116,750 [a]	2,120,180
Jones Apparel Group	16,450	96,397
KB Home	14,800 [a]	201,576
Kohl’s	59,923 [a,b]	2,169,213
Leggett & Platt	31,600 [a]	480,004
Lennar, Cl. A	27,800 [a]	241,026
Limited Brands	56,150	563,746
Lowe’s Cos.	288,120	6,200,342
Macy’s	82,658	855,510
Marriott International, Cl. A	58,050 [a]	1,129,072
Mattel	70,895	1,134,320
McDonald’s	219,891	13,675,021
McGraw-Hill	62,450	1,448,215
Meredith	7,150 [a]	122,408
New York Times, Cl. A	22,850 [a]	167,491
Newell Rubbermaid	54,478	532,795
News, Cl. A	451,400	4,103,226
NIKE, Cl. B	77,100	3,932,100
Nordstrom	31,400 [a]	417,934
Office Depot	54,100 [b]	161,218
Omnicom Group	61,416	1,653,319
Polo Ralph Lauren	11,200 [a]	508,592
Pulte Homes	42,050 [a]	459,607
RadioShack	25,800	308,052
Scripps Networks Interactive, Cl. A	17,700	389,400
Sears Holdings	11,188 [a,b]	434,878
Sherwin-Williams	19,400 [a]	1,159,150
Snap-On	11,250	443,025
Stanley Works	15,450	526,845
Staples	139,775	2,504,768
Starbucks	143,650 [b]	1,358,929
Starwood Hotels & Resorts Worldwide	36,750 [a]	657,825
Target	148,342	5,122,249
Tiffany & Co.	24,400 [a]	576,572
Time Warner	704,368	7,085,942

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
TJX Cos.	82,450	1,695,997
VF	17,100	936,567
Viacom, Cl. B	122,043 [b]	2,326,140
Walt Disney	365,242	8,287,341
Washington Post, Cl. B	1,170	456,593
Whirlpool	14,732 [a]	609,168
Wyndham Worldwide	34,910 [a]	228,661
Wynn Resorts	12,087 [a,b]	510,797
Yum! Brands	92,200	2,904,300
		130,016,643
Consumer Staples—12.6%
Altria Group	404,943	6,098,442
Archer-Daniels-Midland	126,705	3,652,905
Avon Products	83,650	2,010,109
Brown-Forman, Cl. B	19,312	994,375
Campbell Soup	41,599	1,248,386
Clorox	27,150	1,508,454
Coca-Cola	392,386	17,763,314
Coca-Cola Enterprises	62,300	749,469
Colgate-Palmolive	99,400	6,812,876
ConAgra Foods	89,050	1,469,325
Constellation Brands, Cl. A	38,100 [b]	600,837
Costco Wholesale	85,450	4,486,125
CVS Caremark	282,184	8,109,968
Dean Foods	29,950 [a,b]	538,201
Dr. Pepper Snapple Group	49,900 [a,b]	810,875
Estee Lauder, Cl. A	22,600 [a]	699,696
General Mills	66,100	4,015,575
H.J. Heinz	61,450	2,310,520
Hershey	32,628 [a]	1,133,497
J.M. Smucker	23,200	1,005,952
Kellogg	49,250	2,159,612
Kimberly-Clark	81,698	4,308,753
Kraft Foods, Cl. A	289,896	7,783,708
Kroger	128,748	3,400,235
Lorillard	33,207	1,871,214

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
McCormick & Co.	25,350	807,651
Molson Coors Brewing, Cl. B	29,650	1,450,478
Pepsi Bottling Group	26,850	604,394
PepsiCo	306,406	16,781,857
Philip Morris International	399,112	17,365,363
Procter & Gamble	588,941	36,408,333
Reynolds American	33,400	1,346,354
Safeway	85,569	2,033,975
Sara Lee	138,848	1,359,322
SUPERVALU	41,801	610,295
SYSCO	118,400	2,716,096
Tyson Foods, Cl. A	58,950	516,402
UST	29,000	2,012,020
Wal-Mart Stores	440,879	24,715,677
Walgreen	194,650	4,802,016
Whole Foods Market	27,600 [a]	260,544
		199,333,200
Energy—13.0%
Anadarko Petroleum	90,623	3,493,517
Apache	65,772	4,901,987
Baker Hughes	60,560	1,942,159
BJ Services	57,800	674,526
Cabot Oil & Gas	20,350	529,100
Cameron International	42,750 [a,b]	876,375
Chesapeake Energy	106,489 [a]	1,721,927
Chevron	400,805	29,647,546
ConocoPhillips	294,118	15,235,312
Consol Energy	36,050	1,030,309
Devon Energy	86,850	5,706,913
El Paso	137,879 [a]	1,079,593
ENSCO International	28,200	800,598
EOG Resources	48,950	3,259,091
Exxon Mobil	1,005,867	80,298,363
Halliburton	176,122	3,201,898
Hess	55,600	2,982,384
Marathon Oil	138,730	3,795,653

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Massey Energy	16,650	229,603
Murphy Oil	37,450	1,660,907
Nabors Industries	55,100 [b]	659,547
National Oilwell Varco	82,050 [b]	2,005,302
Noble	52,900	1,168,561
Noble Energy	34,000	1,673,480
Occidental Petroleum	159,800	9,586,402
Peabody Energy	53,450	1,215,988
Pioneer Natural Resources	23,150	374,567
Range Resources	30,500	1,048,895
Rowan	22,250	353,775
Schlumberger	235,800	9,981,414
Smith International	42,500	972,825
Southwestern Energy	67,500 [b]	1,955,475
Spectra Energy	120,873	1,902,541
Sunoco	22,950 [a]	997,407
Tesoro	27,100 [a]	356,907
Valero Energy	102,900	2,226,756
Weatherford International	133,850 [b]	1,448,257
Williams	113,271	1,640,164
XTO Energy	113,695 [a]	4,010,023
		206,646,047
Financial—12.9%
Aflac	92,008	4,217,647
Allstate	106,471	3,487,990
American Capital	40,650 [a]	131,706
American Express	227,973	4,228,899
American International Group	528,623 [a]	829,938
Ameriprise Financial	42,634	995,930
AON	53,287	2,434,150
Apartment Investment & Management, Cl. A	19,116 [a]	220,790
Assurant	23,350	700,500
AvalonBay Communities	15,150 [a]	917,787
Bank of America	989,492	13,932,047
Bank of New York Mellon	225,313	6,383,117
BB & T	108,050 [a]	2,967,053

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Boston Properties	23,600	1,298,000
Capital One Financial	77,148 [a]	2,460,250
CB Richard Ellis Group, Cl. A	43,278 [a,b]	186,961
Charles Schwab	183,428	2,966,031
Chubb	70,850	3,613,350
Cincinnati Financial	31,880	926,752
CIT Group	56,100	254,694
Citigroup	1,070,640	7,183,994
CME Group	13,234 [a]	2,754,128
Comerica	29,600 [a]	587,560
Developers Diversified Realty	23,600 [a]	115,168
Discover Financial Services	94,258	898,279
E*TRADE FINANCIAL	105,650 [a,b]	121,497
Equity Residential	53,250	1,587,915
Federated Investors, Cl. B	17,250	292,560
Fifth Third Bancorp	113,592 [a]	938,270
First Horizon National	40,424 [a]	427,284
Franklin Resources	29,950	1,910,211
Genworth Financial, Cl. A	85,150	240,974
Goldman Sachs Group	87,182	7,357,289
Hartford Financial Services Group	59,200	972,064
HCP	49,500	1,374,615
Host Hotels & Resorts	102,100 [a]	772,897
Hudson City Bancorp	102,150	1,630,314
Huntington Bancshares	72,004 [a]	551,551
IntercontinentalExchange	14,288 [b]	1,177,903
Invesco	76,000	1,097,440
Janus Capital Group	31,400	252,142
JPMorgan Chase & Co.	736,101	23,209,265
KeyCorp	97,266	828,706
Kimco Realty	44,600	815,288
Legg Mason	27,900 [a]	611,289
Leucadia National	34,800 [b]	689,040
Lincoln National	50,450	950,478
Loews	71,229	2,012,219
M & T Bank	15,200 [a]	872,632

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Marsh & McLennan Cos.	100,858	2,447,824
Marshall & Ilsley	51,049 [a]	696,308
MBIA	38,400 [a,b]	156,288
Merrill Lynch & Co.	315,579	3,673,340
MetLife	156,442 [a]	5,453,568
Moody’s	38,800 [a]	779,492
Morgan Stanley	209,661 [a]	3,362,962
Nasdaq OMX Group	26,700 [a,b]	659,757
National City	411,499	744,813
Northern Trust	43,490	2,267,569
NYSE Euronext	52,250	1,430,605
People’s United Financial	68,200	1,216,006
Plum Creek Timber	33,600 [a]	1,167,264
PNC Financial Services Group	68,123	3,338,027
Principal Financial Group	50,950	1,149,942
Progressive	132,778	1,966,442
ProLogis	51,600	716,724
Prudential Financial	84,000	2,541,840
Public Storage	24,650 [a]	1,959,675
Regions Financial	136,638 [a]	1,087,638
Simon Property Group	44,250 [a]	2,351,003
SLM	91,850 [b]	817,465
Sovereign Bancorp	106,855 [a,b]	318,428
State Street	84,850	3,337,151
SunTrust Banks	69,500	2,053,030
T. Rowe Price Group	50,900 [a]	1,803,896
Torchmark	17,150	766,605
Travelers Cos.	115,368	5,214,634
U.S. Bancorp	345,962	8,652,510
Unum Group	65,489	1,218,095
Vornado Realty Trust	26,900	1,623,415
Wachovia	424,408 [a]	2,351,220
Wells Fargo & Co.	747,409	22,033,617
XL Capital, Cl. A	61,400 [a]	227,180
Zions Bancorporation	22,550 [a]	552,701
		205,523,598

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—14.4%
Abbott Laboratories	305,985	16,330,419
Aetna	91,078	2,595,723
Allergan	60,450	2,437,344
AmerisourceBergen	31,168	1,111,451
Amgen	208,935 [b]	12,065,996
Baxter International	122,386	6,558,666
Becton, Dickinson & Co.	47,850	3,272,461
Biogen Idec	57,027 [a,b]	2,716,196
Boston Scientific	295,063 [b]	2,283,788
Bristol-Myers Squibb	389,228 [a]	9,049,551
C.R. Bard	19,550	1,647,283
Cardinal Health	70,650	2,435,305
Celgene	90,318 [b]	4,992,779
Cephalon	13,400 [a,b]	1,032,336
CIGNA	54,063	910,962
Coventry Health Care	29,100 [b]	433,008
Covidien	98,667	3,575,692
DaVita	20,500 [b]	1,016,185
Dentsply International	29,200	824,608
Eli Lilly & Co.	196,687	7,920,585
Express Scripts	48,450 [b]	2,663,781
Forest Laboratories	59,950 [b]	1,526,926
Genzyme	53,313 [b]	3,538,384
Gilead Sciences	180,900 [b]	9,251,226
Hospira	31,327 [b]	840,190
Humana	33,250 [b]	1,239,560
IMS Health	35,800	542,728
Intuitive Surgical	7,650 [b]	971,473
Johnson & Johnson	547,329	32,746,694
King Pharmaceuticals	48,416 [b]	514,178
Laboratory Corp. of America Holdings	21,352 [a,b]	1,375,282
Life Technologies	33,896 [b]	790,116
McKesson	54,219	2,099,902
Medco Health Solutions	98,308 [b]	4,120,088
Medtronic	220,666	6,933,326
Merck & Co.	417,131	12,680,782

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Millipore	10,800 [b]	556,416
Mylan	59,850 [a,b]	591,917
Patterson Cos.	17,950 [b]	336,563
PerkinElmer	23,518	327,135
Pfizer	1,329,846	23,551,573
Quest Diagnostics	31,100	1,614,401
Schering-Plough	319,651	5,443,657
St. Jude Medical	67,200 [b]	2,214,912
Stryker	48,600	1,941,570
Tenet Healthcare	81,550 [a,b]	93,783
Thermo Fisher Scientific	82,400 [b]	2,807,368
UnitedHealth Group	239,400	6,368,040
Varian Medical Systems	24,500 [b]	858,480
Waters	19,450 [b]	712,843
Watson Pharmaceuticals	20,550 [a,b]	546,014
WellPoint	100,550 [b]	4,236,172
Wyeth	262,170	9,833,997
Zimmer Holdings	44,252 [b]	1,788,666
		228,868,481
Industrial—10.8%
3M	136,736	7,867,789
Avery Dennison	20,950	685,693
Boeing	144,625	6,171,149
Burlington Northern Santa Fe	55,542	4,205,085
C.H. Robinson Worldwide	33,400 [a]	1,838,002
Caterpillar	119,630	5,343,872
Cintas	26,000	603,980
Cooper Industries, Cl. A	34,250	1,001,127
CSX	77,896	2,529,283
Cummins	39,850	1,065,190
Danaher	50,150 [a]	2,838,991
Deere & Co.	84,000	3,218,880
Dover	36,900	1,214,748
Dun & Bradstreet	10,593	817,780
Eaton	32,650	1,623,031
Emerson Electric	151,387	5,542,278

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Equifax	25,250	669,630
Expeditors International Washington	41,900	1,394,013
Fastenal	25,400 [a]	885,190
FedEx	61,140	3,922,131
Flowserve	11,300	581,950
Fluor	35,200	1,579,424
General Dynamics	76,952	4,431,666
General Electric	2,071,567	33,559,385
Goodrich	24,600	910,692
Honeywell International	143,352	4,706,246
Illinois Tool Works	78,650	2,756,682
Ingersoll-Rand, Cl. A	62,634	1,086,700
ITT	35,700	1,641,843
Jacobs Engineering Group	24,050 [b]	1,156,805
L-3 Communications Holdings	23,852	1,759,801
Lockheed Martin	65,760	5,529,101
Manitowoc	25,650	222,129
Masco	70,750	787,447
Monster Worldwide	24,400 [a,b]	294,996
Norfolk Southern	73,101	3,439,402
Northrop Grumman	64,562	2,907,872
Paccar	71,402 [a]	2,042,097
Pall	23,551	669,555
Parker Hannifin	31,868	1,355,665
Pitney Bowes	40,850	1,040,858
Precision Castparts	27,400	1,629,752
R.R. Donnelley & Sons	41,250	560,175
Raytheon	81,950	4,182,728
Republic Services	63,050	1,563,010
Robert Half International	30,700 [a]	639,174
Rockwell Automation	28,650	923,676
Rockwell Collins	31,350	1,225,472
Ryder System	11,050 [a]	428,519
Southwest Airlines	144,312	1,243,969
Stericycle	16,781 [b]	873,954
Textron	48,900	678,243

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Tyco International	93,367	2,016,727
Union Pacific	100,106	4,785,067
United Parcel Service, Cl. B	196,357	10,831,052
United Technologies	187,567	10,053,591
W.W. Grainger	12,750	1,005,210
Waste Management	96,404 [a]	3,194,829
		171,733,306
Information Technology—15.0%
Adobe Systems	104,300 [b]	2,220,547
Advanced Micro Devices	119,350 [a,b]	257,796
Affiliated Computer Services, Cl. A	19,150 [b]	879,942
Agilent Technologies	70,290 [b]	1,098,633
Akamai Technologies	33,200 [b]	500,988
Altera	59,100	987,561
Amphenol, Cl. A	34,650	830,907
Analog Devices	57,150	1,086,993
Apple	175,305 [b]	14,962,282
Applied Materials	263,800	2,672,294
Autodesk	44,200 [b]	868,530
Automatic Data Processing	100,078	3,937,069
BMC Software	37,350 [b]	1,005,088
Broadcom, Cl. A	86,787 [b]	1,472,775
CA	77,459 [a]	1,435,315
Ciena	17,785 [a,b]	119,160
Cisco Systems	1,155,084 [b]	18,827,869
Citrix Systems	35,900 [b]	846,163
Cognizant Technology Solutions, Cl. A	57,300 [b]	1,034,838
Computer Sciences	29,800 [b]	1,047,172
Compuware	50,100 [b]	338,175
Convergys	23,952 [b]	153,532
Corning	310,198	2,956,187
Dell	342,662 [b]	3,508,859
eBay	211,779 [b]	2,956,435
Electronic Arts	62,650 [b]	1,004,906
EMC	402,814 [b]	4,217,463
Fidelity National Information Services	37,300	606,871

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Fiserv	32,232 [b]	1,172,278
FLIR Systems	27,295 [b]	837,411
Google, Cl. A	47,174 [b]	14,513,081
Harris	26,400	1,004,520
Hewlett-Packard	482,994	17,527,852
Intel	1,097,292	16,086,301
International Business Machines	265,029	22,304,841
Intuit	63,100 [b]	1,501,149
Jabil Circuit	41,250	278,437
JDS Uniphase	42,099 [a,b]	153,661
Juniper Networks	104,315 [b]	1,826,556
KLA-Tencor	34,050	741,949
Lexmark International, Cl. A	15,576 [a,b]	418,994
Linear Technology	43,550 [a]	963,326
LSI	126,500 [a,b]	416,185
MasterCard, Cl. A	14,200 [a]	2,029,606
McAfee	30,083 [b]	1,039,969
MEMC Electronic Materials	44,400 [b]	634,032
Microchip Technology	36,250 [a]	707,962
Micron Technology	149,600 [a,b]	394,944
Microsoft	1,514,686	29,445,496
Molex	28,025	406,082
Motorola	445,435	1,973,277
National Semiconductor	38,350	386,184
NetApp	64,350 [b]	898,969
Novell	67,850 [b]	263,937
Novellus Systems	19,500 [a,b]	240,630
NVIDIA	109,400 [b]	882,858
Oracle	772,509 [b]	13,696,585
Paychex	63,075	1,657,611
QLogic	25,800 [a,b]	346,752
QUALCOMM	326,449	11,696,668
Salesforce.com	20,500 [a,b]	656,205
SanDisk	44,250 [b]	424,800
Sun Microsystems	147,996 [b]	565,345
Symantec	164,929 [b]	2,229,840

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Tellabs	78,150 [b]	321,978
Teradata	35,100 [b]	520,533
Teradyne	33,200 [b]	140,104
Texas Instruments	257,748	4,000,249
Total System Services	38,850	543,900
Tyco Electronics	90,452	1,466,227
VeriSign	38,000 [a,b]	725,040
Western Union	143,340	2,055,496
Xerox	171,516	1,366,983
Xilinx	54,350	968,517
Yahoo!	272,426 [b]	3,323,597
		237,591,267
Materials—2.9%
Air Products & Chemicals	41,600	2,091,232
AK Steel Holding	22,100	205,972
Alcoa	159,906	1,800,542
Allegheny Technologies	19,686 [a]	502,584
Ball	19,050	792,289
Bemis	19,550	462,944
CF Industries Holdings	11,120	546,659
Dow Chemical	181,852	2,744,147
E.I. du Pont de Nemours & Co.	177,350	4,486,955
Eastman Chemical	15,000 [a]	475,650
Ecolab	33,156	1,165,433
Freeport-McMoRan Copper & Gold	75,582	1,847,224
International Flavors & Fragrances	15,450	459,174
International Paper	84,070 [a]	992,026
MeadWestvaco	33,539	375,301
Monsanto	108,126	7,606,664
Newmont Mining	89,754	3,652,988
Nucor	62,200	2,873,640
Owens-Illinois	32,830 [b]	897,244
Pactiv	25,750 [b]	640,660
PPG Industries	32,233	1,367,646
Praxair	60,883	3,614,015
Rohm & Haas	24,341	1,504,030

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Sealed Air	31,046 [a]	463,827
Sigma-Aldrich	24,750	1,045,440
Titanium Metals	16,750 [a]	147,568
United States Steel	23,100	859,320
Vulcan Materials	21,600 [a]	1,502,928
Weyerhaeuser	41,500	1,270,315
		46,394,417
Telecommunication Services—3.7%
American Tower, Cl. A	77,500 [b]	2,272,300
AT & T	1,162,269	33,124,666
CenturyTel	20,150 [a]	550,699
Embarq	28,008 [a]	1,007,168
Frontier Communications	62,150	543,191
Qwest Communications International	291,812 [a]	1,062,196
Sprint Nextel	561,111 [a,b]	1,026,833
Verizon Communications	559,863	18,979,356
Windstream	86,428	795,138
		59,361,547
Utilities—4.1%
AES	132,300 [b]	1,090,152
Allegheny Energy	33,200	1,124,152
Ameren	41,350	1,375,301
American Electric Power	79,050	2,630,784
CenterPoint Energy	67,246	848,645
CMS Energy	44,300 [a]	447,873
Consolidated Edison	53,750 [a]	2,092,487
Constellation Energy Group	35,050	879,404
Dominion Resources	113,984	4,085,187
DTE Energy	32,050	1,143,223
Duke Energy	248,697	3,732,942
Dynergy, Cl. A	99,428 [a,b]	198,856
Edison International	64,100	2,058,892
Entergy	37,700	3,134,001
Equitable Resources	25,713	862,671
Exelon	130,000	7,229,300

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
FirstEnergy	59,933	2,911,545
FPL Group	80,350	4,044,015
Integrys Energy	15,029	645,946
Nicor	8,850 [a]	307,449
NiSource	53,953	591,864
Pepco Holdings	42,462	754,125
PG & E	70,450	2,727,120
Pinnacle West Capital	19,800	636,174
PPL	73,650	2,260,319
Progress Energy	51,535	2,053,670
Public Service Enterprise Group	100,000	2,917,000
Questar	34,050	1,113,095
SCANA	23,102	822,431
Sempra Energy	48,395	2,063,079
Southern	152,699 [a]	5,649,863
TECO Energy	41,800 [a]	516,230
Wisconsin Energy	23,000	965,540
Xcel Energy	87,695	1,626,742
		65,540,077
Total Common Stocks
(cost $1,590,334,562)		1,551,008,583

	Principal
Short-Term Investments—.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
0.10%, 6/18/09	2,550,000	2,548,238
0.22%, 1/15/09	1,100,000 [c]	1,099,999
0.43%, 1/29/09	800,000 [c]	799,988
0.82%, 1/2/09	4,800,000 [c]	4,800,000
Total Short-Term Investments
(cost $9,248,345)		9,248,225

Other Investment—1.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $30,230,000)	30,230,000 [d]	30,230,000

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—5.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $87,632,317)	87,632,317 [d]	87,632,317

Total Investments (cost $1,717,445,224)	105.6%	1,678,119,125
Liabilities, Less Cash and Receivables	(5.6%)	(89,161,192)
Net Assets	100.0%	1,588,957,933

a All or a portion of these securities are on loan.At December 31, 2008, the total market value of the fund’s securities on loan is $85,323,542 and the total market value of the collateral held by the fund is $87,656,360, consisting of cash collateral of $87,632,317 and U.S. Government and Agency securities valued at $24,043.
b Non-income producing security.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	15.0	Short-Term/
Health Care	14.4	Money Market Investments	8.0
Energy	13.0	Utilities	4.1
Financial	12.9	Telecommunication Services	3.7
Consumer Staples	12.6	Materials	2.9
Industrial	10.8
Consumer Discretionary	8.2		105.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES December 31, 2008

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
Standard & Poor’s 500 E-Mini	864	38,884,320	March 2009	449,595

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $85,323,542)—Note 1(b):
Unaffiliated issuers	1,599,582,907	1,560,256,808
Affiliated issuers	117,862,317	117,862,317
Dividends and interest receivable		3,569,535
Receivable for investment securities sold		1,404,822
Receivable for shares of Common Stock subscribed		798,418
Receivable for futures variation margin—Note 4		552,580
Prepaid expenses		163,196
		1,684,607,676

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		349,391
Cash overdraft due to Custodian		120,241
Liability for securities on loan—Note 1(b)		87,632,317
Payable for investment securities purchased		5,105,411
Payable for shares of Common Stock redeemed		1,813,472
Accrued expenses		628,911
		95,649,743

Net Assets ($)		1,588,957,933

Composition of Net Assets ($):
Paid-in capital		1,593,709,644
Accumulated undistributed investment income—net		974,706
Accumulated net realized gain (loss) on investments		33,150,087
Accumulated net unrealized appreciation (depreciation)
on investments (including $449,595 net unrealized
appreciation on financial futures)		(38,876,504)

Net Assets ($)		1,588,957,933

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	1,464,344,328	124,613,605
Shares Outstanding	63,727,114	5,418,020

Net Asset Value Per Share ($)	22.98	23.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2008

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	55,265,323
Affiliated issuers	679,820
Income from securities lending	1,027,439
Interest	75,187
Total Income	57,047,769
Expenses:
Management fee—Note 3(a)	6,042,917
Distribution fees (Service Shares)—Note 3(b)	891,061
Prospectus and shareholders’ reports	448,543
Directors’ fees and expenses—Note 3(d)	158,329
Professional fees	58,535
Loan commitment fees—Note 2	35,227
Shareholder servicing costs (Initial Shares)—Note 3(c)	24,113
Miscellaneous	121,904
Total Expenses	7,780,629
Less—reduction in fees due to earnings credits—Note 1(b)	(155)
Net Expenses	7,780,474
Investment Income—Net	49,267,295

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	256,663,400
Net realized gain (loss) on financial futures	(19,104,228)
Net Realized Gain (Loss)	237,559,172
Net unrealized appreciation (depreciation) on investments (including
$352,875 net unrealized appreciation on financial futures)	(1,325,567,207)
Net Realized and Unrealized Gain (Loss) on Investments	(1,088,008,035)
Net (Decrease) in Net Assets Resulting from Operations	(1,038,740,740)

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2008	2007

Operations ($):
Investment income—net	49,267,295	61,272,326
Net realized gain (loss) on investments	237,559,172	611,207,618
Net unrealized appreciation
(depreciation) on investments	(1,325,567,207)	(452,122,460)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,038,740,740)	220,357,484

Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(43,944,875)	(51,901,425)
Service Shares	(5,124,940)	(8,464,420)
Total Dividends	(49,069,815)	(60,365,845)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	200,401,790	191,058,227
Service Shares	40,497,239	45,115,540
Dividends reinvested:
Initial Shares	43,944,875	51,901,425
Service Shares	5,124,940	8,464,420
Cost of shares redeemed:
Initial Shares	(516,646,277)[a]	(1,273,704,679)
Service Shares	(331,474,238)	(132,956,416)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(558,151,671)	(1,110,121,483)
Total Increase (Decrease) in Net Assets	(1,645,962,226)	(950,129,844)

Net Assets ($):
Beginning of Period	3,234,920,159	4,185,050,003
End of Period	1,588,957,933	3,234,920,159
Undistributed investment income—net	974,706	662,532

a Includes redemption-in-kind amounting to $223,134,739.

	Year Ended December 31,

	2008	2007

Capital Share Transactions:
Initial Shares
Shares sold	6,672,947	5,108,918
Shares issued for dividends reinvested	1,504,837	1,381,441
Shares redeemed	(16,698,759)	(33,667,185)
Net Increase (Decrease) in Shares Outstanding	(8,520,975)	(27,176,826)

Service Shares
Shares sold	1,294,261	1,202,179
Shares issued for dividends reinvested	167,884	224,806
Shares redeemed	(10,283,217)	(3,531,945)
Net Increase (Decrease) in Shares Outstanding	(8,821,072)	(2,104,960)

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Initial Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	37.40	36.15	31.82	30.89	28.43
Investment Operations:
Investment income—net[a]	.64	.64	.56	.49	.51
Net realized and unrealized
gain (loss) on investments	(14.40)	1.26	4.33	.94	2.48
Total from Investment
Operations	(13.76)	1.90	4.89	1.43	2.99
Distributions:
Dividends from
investment income—net	(.66)	(.65)	(.56)	(.50)	(.53)
Return of capital	—	—	—	(.00)[b]	(.00)[b]
Total Distributions	(.66)	(.65)	(.56)	(.50)	(.53)
Net asset value, end of period	22.98	37.40	36.15	31.82	30.89

Total Return (%)	(37.14)	5.26	15.50	4.69	10.64

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.28	.27	.27	.27	.26
Ratio of net expenses
to average net assets	.28[c]	.27	.27	.27	.26
Ratio of net investment income
to average net assets	2.04	1.70	1.67	1.60	1.76
Portfolio Turnover Rate	4.69	4.54	4.91	6.09	3.78

Net Assets, end of period
($ x 1,000)	1,464,344	2,702,209	3,594,085	3,616,211	3,842,397

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended December 31,

Service Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	37.41	36.16	31.82	30.90	28.40
Investment Operations:
Investment income—net[a]	.57	.55	.47	.42	.46
Net realized and unrealized
gain (loss) on investments	(14.42)	1.26	4.35	.93	2.46
Total from Investment Operations	(13.85)	1.81	4.82	1.35	2.92
Distributions:
Dividends from investment income—net	(.56)	(.56)	(.48)	(.43)	(.42)
Return of capital	—	—	—	(.00)[b]	(.00)[b]
Total Distributions	(.56)	(.56)	(.48)	(.43)	(.42)
Net asset value, end of period	23.00	37.41	36.16	31.82	30.90

Total Return (%)	(37.32)	4.99	15.21	4.43	10.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53	.52	.52	.52	.51
Ratio of net expenses
to average net assets	.53[c]	.52	.52	.52	.51
Ratio of net investment income
to average net assets	1.72	1.45	1.43	1.35	1.59
Portfolio Turnover Rate	4.69	4.54	4.91	6.09	3.78

Net Assets, end of period ($ x 1,000)	124,614	532,711	590,965	530,037	503,456

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restric-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

tions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	1,668,870,900	449,595
Level 2—Other Significant
Observable Inputs	9,248,225	0
Level 3—Significant
Unobservable Inputs	0	0
Total	1,678,119,125	449,595

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument and written options contracts which are shown at value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2008,The Bank of New York Mellon earned $440,331 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $958,658, undistributed capital gains $100,336,321 and unrealized depreciation $103,362,053. In addition, the fund had $2,700,685 of capital losses realized after October 31, 2008, which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007 were as follows: ordinary income $49,069,815 and $60,365,845, respectively.

During the period ended December 31, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts and net realized gains from redemptions-in-kind, the fund increased accumulated undistributed investment income-net by $114,694, decreased accumulated net realized gain (loss) on investments by $59,858,301 and increased paid-in capital by $59,743,607. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended December 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2008 until such time as

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2008, Service shares were charged $891,061 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended December 31, 2008, Initial shares were charged $16,380 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2008, the fund was charged $1,176 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2008, the fund was charged $155 pursuant to the cash management agreement.

During the period ended December 31, 2008, the fund was charged $5,403 for services performed by the Chief Compliance Officer, which is included in miscellaneous expenses.

Dreyfus has agreed to bear the cost of custody fees.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $322,431, Rule 12b-1 distribution plan fees $25,547, chief compliance officer fees $1,197 and transfer agency per account fees $216.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2008, amounted to $114,803,111 and $651,879,411, respectively. Sales of investment securities include securities amounting to $223,134,739 delivered pursuant to a redemption-in-kind.The net realized gain of $59,868,893 on the redemption-in-kind will not be realized for tax purposes.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2008, are set forth in the Statement of Financial Futures.

At December 31, 2008, the cost of investments for federal income tax purposes was $1,781,481,178; accordingly, accumulated net unrealized depreciation on investments was $103,362,053, consisting of $421,403,349 gross unrealized appreciation and $524,765,402 gross unrealized depreciation.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and financial futures, as of December 31, 2008, and the related statement of operations for the year the ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the years ended December 31, 2006, 2005 and 2004 were audited by other auditors whose report dated February 7, 2007, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York February 10, 2009

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2008 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

The Fund 45

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,000 in 2007 and $47,380 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,778 in 2007 and $15,226 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,500 in 2007 with respect to PricewaterhouseCoopers LLP (“PWC”), the Registrant’s previous Auditor, and $533 in 2008 with respect to Ernst & Young LLP (“E&Y”), the Registrant’s current Auditor. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $0 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,889,332 in 2007 and $12,561,320 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	February 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	February 17, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	February 17, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)